Condensed Consolidated Statement of Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Total	Common shares	Additional paid in capital	Accumulated deficit	Treasury shares [Member]	Accumulated other comprehensive loss
Beginning balance at Dec. 31, 2022	$ 859,637	$ 730	$ 3,136,426	$ (2,239,443)		$ (38,076)
Net loss / (income)	(3,808)			(3,808)
Gain (loss) on foreign currency translation, net of tax of $0	2,174					2,174
Restricted stock units issued		6	(6)
Shared based compensation	2,925		2,925
Conversion of liability classified award to equity	6,276		6,276
Capital contribution	3,707		3,707
Ending balance at Mar. 31, 2023	870,911	736	3,149,328	(2,243,251)		(35,902)
Beginning balance at Dec. 31, 2022	859,637	730	3,136,426	(2,239,443)		(38,076)
Net loss / (income)	(8,122)
Gain (loss) on foreign currency translation, net of tax of $0	1,525
Ending balance at Sep. 30, 2023	877,907	740	3,161,283	(2,247,565)		(36,551)
Beginning balance at Mar. 31, 2023	870,911	736	3,149,328	(2,243,251)		(35,902)
Net loss / (income)	(1,765)			(1,765)
Gain (loss) on foreign currency translation, net of tax of $0	8,204					8,204
Restricted stock units issued		4	(4)
Shared based compensation	6,814		6,814
Ending balance at Jun. 30, 2023	884,164	740	3,156,138	(2,245,016)		(27,698)
Net loss / (income)	(2,549)			(2,549)
Gain (loss) on foreign currency translation, net of tax of $0	(8,853)					(8,853)
Shares issued upon warrants exercised	5		5
Restricted stock units issued		0	0
Shared based compensation	5,140		5,140
Ending balance at Sep. 30, 2023	877,907	740	3,161,283	(2,247,565)		(36,551)
Beginning balance at Dec. 31, 2023	883,313	741	3,166,012	(2,259,694)	$ 0	(23,746)
Net loss / (income)	3,056			3,056
Gain (loss) on foreign currency translation, net of tax of $0	(7,612)					(7,612)
Restricted stock units issued		1	(1)
Shared based compensation	9,149		9,149
Common shares repurchased	(14,000)				(14,000)
Ending balance at Mar. 31, 2024	873,906	742	3,175,160	(2,256,638)	(14,000)	(31,358)
Beginning balance at Dec. 31, 2023	883,313	741	3,166,012	(2,259,694)	0	(23,746)
Net loss / (income)	(11,351)
Gain (loss) on foreign currency translation, net of tax of $0	4,441
Ending balance at Sep. 30, 2024	877,024	750	3,191,624	(2,271,045)	(25,000)	(19,305)
Beginning balance at Mar. 31, 2024	873,906	742	3,175,160	(2,256,638)	(14,000)	(31,358)
Net loss / (income)	(1,430)			(1,430)
Gain (loss) on foreign currency translation, net of tax of $0	(6,055)					(6,055)
Restricted stock units issued		7	(7)
Shared based compensation	5,589		5,589
Capital contribution	1,843		1,843
Common shares repurchased	(11,000)				(11,000)
Ending balance at Jun. 30, 2024	862,853	749	3,182,585	(2,258,068)	(25,000)	(37,413)
Net loss / (income)	(12,977)			(12,977)
Gain (loss) on foreign currency translation, net of tax of $0	18,108					18,108
Restricted stock units issued		1	(1)
Shared based compensation	9,040		9,040
Ending balance at Sep. 30, 2024	$ 877,024	$ 750	$ 3,191,624	$ (2,271,045)	$ (25,000)	$ (19,305)